Stockholders' deficit - Warrants (Q3) (Details) $ / shares in Units, $ in Millions						8 Months Ended	9 Months Ended	12 Months Ended
	Jun. 24, 2020 USD ($) Director $ / shares shares	Dec. 19, 2019 $ / shares shares	Nov. 04, 2019 USD ($) $ / shares shares	Sep. 17, 2019 $ / shares shares	May 06, 2019 $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) shares	Dec. 31, 2018 shares	Jul. 20, 2020 Director $ / shares shares	Jun. 23, 2020 $ / shares	Jun. 01, 2020 shares	Mar. 17, 2020 shares	Dec. 12, 2018 shares	Nov. 30, 2018 shares
Warrants [Abstract]
Warrants acquired (in shares)					712,823
Warrants acquired (in dollars per share) | $ / shares					$ 3.90
Warrants issued (in shares)						17,414,030	6,125,339	0
Warrants, exercise price (in dollars per share) | $ / shares	$ 4.25									$ 5.00
Shares issuable upon exercise of warrants (in shares)						1,259,498					1,041,666
Number of shares issuable per warrant (in shares)						1.1							0.50
Warrants outstanding, intrinsic value | $						$ 12.2	$ 0.3
November 2019 Notes
Warrants [Abstract]
Increase in fair value of warrants (less than) | $			$ 0.1
General and administrative expense
Warrants [Abstract]
Contract termination expense | $							$ 5.7
General and administrative expense | November 2019 Notes
Warrants [Abstract]
Increase in fair value of warrants (less than) | $	$ 0.2
Warrant
Warrants [Abstract]
Warrants, exercise price (in dollars per share) | $ / shares	$ 1.25					$ 3.90
Term of warrants	84 months					2 years
Shares issuable upon exercise of warrants (in shares)	1,000,000
Number of shares issuable per warrant (in shares)							2,560,883					1,003,232	0.5	0.5
Number of non-employee directors | Director	2
June 2020 Warrants
Warrants [Abstract]
Warrants, exercise price (in dollars per share) | $ / shares	$ 1.25
Term of warrants	84 months
Shares issuable upon exercise of warrants (in shares)	1,000,000
July 2020 Warrants
Warrants [Abstract]
Term of warrants	84 months
July 2020 Guarantor Warrants
Warrants [Abstract]
Warrants, exercise price (in dollars per share) | $ / shares									$ 1.05
Shares issuable upon exercise of warrants (in shares)									300,000
July 2020 Director Warrants
Warrants [Abstract]
Warrants, exercise price (in dollars per share) | $ / shares									$ 1.05
Shares issuable upon exercise of warrants (in shares)									200,000
Number of non-employee directors | Director									2
Exercise Price $5.00
Warrants [Abstract]
Warrants issued (in shares)		937,500	11,000
Warrants, exercise price (in dollars per share) | $ / shares		$ 5.00	$ 5.00
Term of warrants		24 months	24 months			24 months
Exercise price $1.82
Warrants [Abstract]
Warrants issued (in shares)		6,500,000
Warrants, exercise price (in dollars per share) | $ / shares		$ 1.82
Term of warrants		24 months				24 months
PIPE Transaction
Warrants [Abstract]
Warrants issued (in shares)					5,744,991
Warrants, exercise price (in dollars per share) | $ / shares					$ 4.25
Broker
Warrants [Abstract]
Warrants issued (in shares)					220,539
Warrants, exercise price (in dollars per share) | $ / shares					$ 3.00
Term of warrants					24 months	24 months
Broker | PIPE Transaction
Warrants [Abstract]
Warrants issued (in shares)					220,539
Advisor | Share-based Payment Arrangement, Tranche One
Warrants [Abstract]
Term of warrants				12 months
Advisor | Share-based Payment Arrangement, Tranche Three
Warrants [Abstract]
Term of warrants				18 months
Advisor | Exercise Price $0.10
Warrants [Abstract]
Warrants issued (in shares)				2,500,000
Warrants, exercise price (in dollars per share) | $ / shares				$ 0.10
Advisor | Exercise Price $0.10 | Share-based Payment Arrangement, Tranche One
Warrants [Abstract]
Term of warrants						12 months
Warrants exercisable (in shares)				1,250,000
Advisor | Exercise Price $0.10 | Share-based Payment Arrangement, Tranche Two
Warrants [Abstract]
Term of warrants						18 months
Warrants exercisable (in shares)				1,250,000
Advisor | Exercise Price $10.00
Warrants [Abstract]
Warrants issued (in shares)				1,500,000
Warrants, exercise price (in dollars per share) | $ / shares				$ 10.00
Term of warrants						18 months
Warrants exercisable (in shares)				1,500,000
Advisor | Exercise Price $10.00 | Share-based Payment Arrangement, Tranche Three
Warrants [Abstract]
Warrants exercisable (in shares)				1,500,000